CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 30, 2020
Current assets
Cash	$ 0		$ 8,390			$ 792,416
Prepaid expenses	46,945		113,140			343,839
Total Current Assets	46,945		121,530			1,136,255
Cash and marketable securities held in Trust Account	83,421,902		230,158,259			230,091,362
TOTAL ASSETS	83,468,847		230,279,789			231,227,617
Current liabilities
Accounts payable and accrued expenses	7,691,833		6,260,642			859,811
Promissory note - related party	829,295		527,756
Advance from related party	277,426
Convertible promissory note	1,500,000
Total current liabilities	10,298,554		6,788,398			859,811
Warrant liability	1,448,000		12,766,082			25,489,000
Deferred underwriting fee payable	8,050,000		8,050,000			8,050,000
TOTAL LIABILITIES	19,796,554		27,604,480			34,398,811
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 8,202,277 and 23,000,000 shares issued and outstanding at redemption value of $10.17 and $10.00 per share at June 30, 2022 and December 31, 2021, respectively	83,421,902		230,000,000			230,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(19,750,184)		(27,325,266)			(33,171,769)
Total Shareholders' Deficit	(19,749,609)	$ (28,875,317)	(27,324,691)	$ (45,738,217)	$ (44,695,623)	(33,171,194)	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	83,468,847		230,279,789			231,227,617
Class B common stock
Shareholders' Deficit
Ordinary shares	$ 575		$ 575			$ 575